Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Provisions
Provisions	R 19,960	R 17,727	R 18,779
Environmental
Provisions
Provisions	18,742	14,933	R 15,716
Investments restricted for mining rehabilitation purposes	667	649
Indemnities for mining rehabilitation purposes	R 2,155	R 2,066
Assumed percentage change in discount rate	1.00%	1.00%
Increase in the discount rate	R (3,351)	R (2,726)
amount capitalised to property, plant and equipment	(1,930)	(1,434)
income recognised in income statement	(1,421)	(1,292)
Decrease in the discount rate	4,540	3,786
amount capitalised to property, plant and equipment	2,622	2,058
expense recognised in income statement	R 1,918	R 1,728
Minimum | Environmental | South Africa
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	6.90%	7.30%
Minimum | Environmental | Europe
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.00%	0.00%
Minimum | Environmental | United States of America
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	1.70%	2.60%
Minimum | Environmental | Canada
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	1.70%	2.00%
Maximum | Environmental | South Africa
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	8.70%	9.20%
Maximum | Environmental | Europe
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.70%	1.50%
Maximum | Environmental | United States of America
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.30%	3.00%
Maximum | Environmental | Canada
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.20%	2.70%